Securities Act File No.   333-192305
Investment Company Act File No. 811-22912

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549
_______________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

PRE-EFFECTIVE AMENDMENT NO.             /_/

POST-EFFECTIVE AMENDMENT NO. 15      /X/

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

AMENDMENT NO. 19     /X/
__________________________________________________________________

DREYFUS BNY MELLON FUNDS, INC.

(Exact Name of Registrant as Specified in its Charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Jeff Prusnofsky, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

COPY TO:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
__________________________________________________________________

It is proposed that this filing will become effective (check appropriate box)

_____	immediately upon filing pursuant to paragraph (b)
X	on December 14, 2014 pursuant to paragraph (b)
_____	60 days after filing pursuant to paragraph (a)(1)
_____	on (DATE) pursuant to paragraph (a)(1)
_____	75 days after filing pursuant to paragraph (a)(2)
_____	on (DATE) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A for Dreyfus BNY Mellon Funds, Inc. is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until December 14, 2014, the effectiveness of Post-Effective Amendment No. 7 ("PEA No. 7"), which was filed with the Securities and Exchange Commission via EDGAR Accession No. 0000899681-14-000326 on April 11, 2014. Since no other changes are intended to be made to PEA No. 7 by means of this filing, Parts A, B and C of PEA No. 7 are incorporated herein by reference.

PART A – PROSPECTUSES

The Prospectuses for Dreyfus TOBAM Global Equity Fund and Dreyfus TOBAM U.S. Equity Fund are incorporated herein by reference to Part A of PEA No. 7.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Dreyfus TOBAM Global Equity Fund and Dreyfus TOBAM U.S. Equity Fund is incorporated herein by reference to Part B of PEA No. 7.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 7.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 14th day of November, 2014.

DREYFUS BNY MELLON FUNDS, INC.

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signatures	Title	Date

	/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	November 14, 2014
Bradley J. Skapyak

	/s/ James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	November 14, 2014

	/s/ Joseph S. DiMartino*	Chairman of the Board	November 14, 2014
Joseph S. DiMartino

	/s/ Kenneth A. Himmel*	Board Member	November 14, 2014
Kenneth A. Himmel

	/s/ Stephen J. Lockwood*	Board Member	November 14, 2014
Stephen J. Lockwood

	/s/ Roslyn M. Watson*	Board Member	November 14, 2014
Roslyn M. Watson

	/s/ Benaree Pratt Wiley*	Board Member	November 14, 2014
Benaree Pratt Wiley

	/s/ Francine J. Bovich*	Board Member	November 14, 2014
Francine J. Bovich
*BY:	/s/ James Bitetto
James Bitetto Attorney-in-Fact